EQUITY PURCHASE AGREEMENT	12 Months Ended
Dec. 31, 2022
EQUITY PURCHASE AGREEMENT
EQUITY PURCHASE AGREEMENT

21. EQUITY PURCHASE AGREEMENT

In December 2022, the Company entered into an Equity Purchase Agreement (the “Equity Agreement”), together with a registration rights agreement, with Mast Hill Fund, L.P. (“Mast Hill”), pursuant to which the Company has the right to sell to Mast Hill up to $5,000,000 in shares of Company common stock, subject to certain limitations. Mast Hill was also issued a five-year warrant to purchase 170,000,000 shares of Company common stock at an exercise price of $0.001 per share with standard anti-dilution provisions and cashless exercise. For the 170,000,000 stock warrants issued, the Company used the Black Scholes Pricing Model to determine the fair value. The fair value for the stock warrants was $76,293, which was recorded as deferred offering costs.

Under the terms and subject to the conditions of the Equity Agreement, Mast Hill is obligated to purchase up to $5,000,000 in shares of Company common stock (subject to certain limitations) from time to time over the 24-month period commencing on the date of the Equity Agreement. The price per share of Company common stock shall be ninety percent (90%) of the average of the two (2) lowest volume weighted average prices of the common stock for seven trading days following the clearing date associated with the put notice delivered by the Company to Mast Hill. The minimum amount of each put shall be $20,000 and the maximum shall be the lower of 150% of the average daily trading volume and $500,000.

The Company’s sales of shares of Company common stock to Mast Hill under the Equity Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Mast Hill and its affiliates, at any single point in time, of more than 4.99% of the then-outstanding shares of Company common stock.

The Company agreed with Mast Hill that it will not enter into any other credit equity line agreements without the prior consent of Mast Hill.

Pursuant to the terms of the registration rights agreement, the Company is obligated to file a registration statement with the SEC with respect to the shares of Company common stock issuable to Mast Hill in connection with the Equity Agreement.